Note 14 - Income Taxes - Reconciliation of the Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
U. S. Federal statutory income tax rate	21.00%	21.00%
State income tax, net of federal tax benefit	4.28%	4.37%
Currency translation adjustment	0.01%	0.00%
Foreign income tax	(0.36%)	(1.31%)
Difference in foreign tax rates	0.00%	0.00%
Change in valuation allowance	(25.29%)	(25.39%)
Change in tax rates
Effective income tax rate	(0.36%)	(1.31%)